Debt securities in issue - Summary of maturities of debt securities in issue (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Debt securities in issue2	€ 142,367	€ 124,670
More than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue2	34,857	31,196
Fixed rate debt securities
Disclosure of financial liabilities [line items]
Debt securities in issue2	107,416	101,645
Fixed rate debt securities | Within 1 year
Disclosure of financial liabilities [line items]
Debt securities in issue2	27,333	31,255
Fixed rate debt securities | More than 1 year but less than 2 years
Disclosure of financial liabilities [line items]
Debt securities in issue2	13,085	7,855
Fixed rate debt securities | More than 2 years but less than 3 years
Disclosure of financial liabilities [line items]
Debt securities in issue2	10,857	13,361
Fixed rate debt securities | More than 3 years but less than 4 years
Disclosure of financial liabilities [line items]
Debt securities in issue2	13,300	10,265
Fixed rate debt securities | More than 4 years but less than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue2	12,201	11,924
Fixed rate debt securities | More than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue2	30,640	26,987
Floating rate debt securities
Disclosure of financial liabilities [line items]
Debt securities in issue2	34,951	23,025
Floating rate debt securities | Within 1 year
Disclosure of financial liabilities [line items]
Debt securities in issue2	26,262	17,871
Floating rate debt securities | More than 1 year but less than 2 years
Disclosure of financial liabilities [line items]
Debt securities in issue2	2,821	226
Floating rate debt securities | More than 2 years but less than 3 years
Disclosure of financial liabilities [line items]
Debt securities in issue2	1,939	2,624
Floating rate debt securities | More than 3 years but less than 4 years
Disclosure of financial liabilities [line items]
Debt securities in issue2	117	880
Floating rate debt securities | More than 4 years but less than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue2	902	0
Floating rate debt securities | More than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue2	€ 2,910	€ 1,423